Warrants (Details)			1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares
Warrants [Line Items]
Purchase warrants (in Shares) | shares			132,464	400,000	132,464	400,000	132,464
Percentage of gross proceeds						60.00%
Volume weighted average price						$ 9.2
Percentage of exercise price of warrants						180.00%
Redemption trigger price						$ 18
Warrant price adjustment (in Dollars) | $						$ (661,000)
Recognized liability (in Dollars) | $				150,000		150,000
Estimated fair value (in Dollars) | $				562,000		562,000
Non cash gain (in Dollars) | $				661,000		400,000
Non-cash losses (in Dollars) | $				$ 126		412,000
Cash proceeds (in Dollars) | $						3,334,000	$ 11,474,000
Fair value of selling and administrative expenses (in Dollars) | $	$ 3,415,000					$ 1,598,000
Warrants term	2 years
Public Warrants [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				6,000,000		6,000,000
Price per share				$ 0.01		$ 0.01
Private Warrant [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				3,400,000		3,400,000
Sponsor [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				400,000		400,000
Warrant [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares		300,000		28,000		28,000
Percentage of exercise price of warrants						115.00%
Non cash gain (in Dollars) | $				$ 68,000
Cash proceeds (in Dollars) | $		$ 900,000
Legacy Mobix Warrants [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				373,031		373,031
Maximum [Member]
Warrants [Line Items]
Price per share				$ 2		$ 2
Redemption trigger price						18
Minimum [Member]
Warrants [Line Items]
Price per share				$ 0.01		0.01
Redemption trigger price						$ 9.06
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares	500,000
Price per share	$ 0.01
Measurement Input, Price Volatility [Member]
Warrants [Line Items]
Warrant measurement input	53.8
Measurement Input, Price Volatility [Member] | Warrant [Member]
Warrants [Line Items]
Warrant measurement input				55.1		55.1
Measurement Input, Risk Free Interest Rate [Member]
Warrants [Line Items]
Warrant measurement input	4.1
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Warrants [Line Items]
Warrant measurement input				4.8		4.8
Measurement Input, Expected Term [Member]
Warrants [Line Items]
Warrant measurement input				2		2
Measurement Input, Expected Term [Member] | Warrant [Member]
Warrants [Line Items]
Warrant measurement input				20		20
Legacy Mobix [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares			260,000	205,965	260,000	205,965	260,000
Price per share				$ 3		$ 3
Liability fair value of warrants (in Dollars) | $						$ 633,000
Cash proceeds (in Dollars) | $			$ 3,000
Legacy Mobix [Member] | Warrant [Member]
Warrants [Line Items]
Price per share				3		$ 3
Legacy Mobix [Member] | Maximum [Member]
Warrants [Line Items]
Price per share				2		2
Legacy Mobix [Member] | Minimum [Member]
Warrants [Line Items]
Price per share				0.01		0.01
PIPE Subscription Agreement [Member]
Warrants [Line Items]
Price per share				$ 0.01		$ 0.01
Investor [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				27,413		27,413
Price per share				$ 0.01		$ 0.01
PIPE Subscription Agreement [Member] | Maximum [Member]
Warrants [Line Items]
Price per share				11.5		11.5
PIPE Subscription Agreement [Member] | Minimum [Member]
Warrants [Line Items]
Price per share				$ 5.79		$ 5.79
Class A Common Stock [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				300,000		300,000
Price per share				$ 18		$ 18
Warrant price adjustment (in Dollars) | $						$ (604,000)
Issue warrants (in Shares) | shares						103,000
Class A Common Stock [Member] | Public Warrants [Member]
Warrants [Line Items]
Price per share				$ 11.5		$ 11.5
Class A Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				130,000		130,000
Price per share				$ 0.01		$ 0.01
Class A Common Stock [Member] | Legacy Mobix Warrants [Member]
Warrants [Line Items]
Purchase warrants (in Shares) | shares				369,671		369,671
Class A Common Stock [Member] | Legacy Mobix [Member]
Warrants [Line Items]
Price per share				$ 0.01		$ 0.01